UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1. (a)	REPORTS TO STOCKHOLDERS.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERSABSOLUTE RETURN FUND Financial Statements (Unaudited) For the Period from January 1, 2026 to June 30, 2026

Alternative Investment Partners Absolute Return Fund Financial Statements (Unaudited) For the Period from January 1, 2026 to June 30, 2026 Contents Financial Statements (Unaudited) Statement of Assets and Liabilities........................................................................................... 1 Statement of Operations .......................................................................................................... 2 Statements of Changes in Net Assets........................................................................................ 3 Statement of Cash Flows ......................................................................................................... 4 Schedule of Investments.......................................................................................................... 5 Notes to Financial Statements..................................................................................................10 Investment Advisory Agreement Approval................................................................................23 Proxy Voting Policies and Procedures and Proxy Voting Record .................................................26 Quarterly Portfolio Schedule....................................................................................................26

Alternative Investment Partners Absolute Return Fund Statement of Assets and Liabilities (Unaudited) June 30, 2026 Assets Investments in investment funds, at fair value (cost $203,635,468) $ 381,839,323 Short-term investment (cost $3,690,317) 3,690,317 Cash 80,524 Investments in investment funds made in advance 800,000 Receivable for investments sold 1,904,880 Due from Alternative Investment Partners Absolute Return Fund STS 1,852,299 Withholding tax credit 32,731 Dividend receivable 9,310 Other assets 23,615 Total assets $ 390,232,999 Liabilities Line of credit payable $ 86,671,267 Payable for share repurchases 7,001,056 Withholding tax payable 1,907,175 Management fees payable 1,459,289 Shareholder servicing fees payable 1,089,782 Interest payable 399,145 Transfer agent fees payable 17,729 Accrued expenses and other liabilities 383,233 Total liabilities 98,928,676 Net assets $ 291,304,323 Net assets consist of: Net capital * $ (25,395,000) Total distributable earnings (loss) 316,699,323 Net assets $ 291,304,323 Net asset value per share: 95,361.703 shares issued and outstanding, no par value, 72,374 registered shares ** $ 3,054.73 Maximum offering price per share: ($3,054.73 plus sales load of 3% of net asset value per share) $ 3,146.37 * Net capital is negative as a result of aggregate repurchases exceeding aggregate subscriptions. ** Registered shares reflect the number of shares registered and available for sale as of May 2025. The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 1

Alternative Investment Partners Absolute Return Fund Statement of Operations (Unaudited) For the Period from January 1, 2026 to June 30, 2026 Investment income Dividend income $ 96,989 Total investment income 96,989 Expenses Interest expense 2,177,456 Management fees 1,459,289 Shareholder servicing fees 1,089,782 Professional fees 230,509 Custody fees 41,308 Transfer agent fees 22,580 Trustees’ fees 2,983 State tax expense 800 Other 171,016 Total expenses 5,195,723 Net investment income (loss) (5,098,734) Net realized and unrealized gain (loss) from investments Net realized gain (loss) from: Investments in investment funds 1,581,437 Net realized gain (loss) from investments 1,581,437 Net change in unrealized appreciation/depreciation on: Investments in investment funds 22,018,127 Net change in unrealized appreciation/depreciation on investments 22,018,127 Net realized and unrealized gain (loss) from investments 23,599,564 Net increase (decrease) in net assets resulting from operations $ 18,500,830 The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 2

Alternative Investment Partners Absolute Return Fund Statements of Changes in Net Assets (Unaudited) For the Period from January 1, 2026 to June 30, 2026 For the year ended December 31, 2025 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (9,416,002) Net realized gain (loss) from investments 23,486,243 Net change in unrealized appreciation/depreciation on investments 17,744,143 Net increase (decrease) in net assets resulting from operations 31,814,384 Shareholder transactions: Subscriptions (representing 771.315 shares) 2,069,803 Repurchases (representing 14,663.434 shares) (40,014,161) Net increase (decrease) in net assets from shareholder transactions (37,944,358) Total increase (decrease) in net assets (6,129,974) Net assets, beginning of year (representing 112,986.080 shares) 290,078,515 Net assets, end of year (representing 99,093.961 shares) $ 283,948,541 For the period from January 1, 2026 to June 30, 2026 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) $ (5,098,734) Net realized gain (loss) from investments 1,581,437 Net change in unrealized appreciation/depreciation on investments 22,018,127 Net increase (decrease) in net assets resulting from operations 18,500,830 Shareholder transactions: Subscriptions (representing 326.741 shares) 969,095 Repurchases (representing 4,058.999 shares) (12,114,143) Net increase (decrease) in net assets from shareholder transactions (11,145,048) Total increase (decrease) in net assets 7,355,782 Net assets, beginning of period (representing 99,093.961 shares) 283,948,541 Net assets, end of period (representing 95,361.703 shares) $ 291,304,323 The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 3

Alternative Investment Partners Absolute Return Fund Statement of Cash Flows (Unaudited) For the Period from January 1, 2026 to June 30, 2026 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations $ 18,500,830 Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net realized (gain) loss from investments in investment funds (1,581,437) Net change in unrealized (appreciation) depreciation on investments in investment funds (22,018,127) Purchase of investments in investment funds (19,773,700) Proceeds from sales of investments in investment funds 4,417,741 Net (purchase) sales/maturities of short-term investments (1,959,820) (Increase) decrease in investments in investment funds made in advance 3,600,000 (Increase) decrease in receivable for investments sold 28,272,322 (Increase) decrease in due from Alternative Investment Partners Absolute Return Fund STS (616,607) (Increase) decrease in dividend receivable (9,310) (Increase) decrease in other assets 16,677 Increase (decrease) in withholding tax payable 616,607 Increase (decrease) in management fees payable 266,941 Increase (decrease) in shareholder servicing fees payable 198,976 Increase (decrease) in interest payable 399,145 Increase (decrease) in transfer agent fees payable 10,324 Increase (decrease) in accrued expenses and other liabilities 12,855 Net cash provided by (used in) operating activities 10,353,417 Cash flows from financing activities Proceeds from advances on line of credit 1,900,000 Subscriptions 969,095 Repurchases (12,114,143) Increase (decrease) in payable for share repurchases (1,540,494) Net cash provided by (used in) financing activities (10,785,542) Net change in cash (432,125) Cash at beginning of period 512,649 Cash at end of period $ 80,524 Supplemental disclosure of cash flow information: Cash paid during the period for interest $ 1,778,311 The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 4

Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) June 30, 2026 Description First Acquisition Date Cost Fair Value Percent of Net Assets Next Available Redemption Date * Liquidity ** Portfolio Investments Investments in Investment Funds Commodity Trading Advisors - Managed Futures Squarepoint Core US Feeder LP 7/1/2020 $ 18,500,000 $ 29,746,910 10.21% 10/31/2026 Monthly Total Commodity Trading Advisors - Managed Futures 18,500,000 29,746,910 10.21 Distressed Cerberus Partners, LP 11/1/2009 1,191,862 3,111,478 1.07 (a) (a) Cerberus SPV, LLC 11/1/2009 736,311 2,685,921 0.92 (a) (a) VR Global Onshore Fund, L.P. 10/1/2025 10,850,000 12,836,750 4.41 9/30/2026 Quarterly Total Distressed 12,778,173 18,634,149 6.40 Equity Long/Short - High Hedge Alyeska Fund LP 6/1/2022 13,303,570 22,837,943 7.84 9/30/2026 Monthly Calibrate Fund Limited 5/1/2024 10,400,000 13,101,446 4.49 7/31/2026 Monthly Holocene Advisors Fund LP 4/1/2017 9,212,118 23,706,156 8.14 9/30/2026 Quarterly Night Squared Onshore LP 8/1/2025 8,500,000 9,437,537 3.24 9/30/2026 Quarterly Schonfeld Fundamental Equity Fund LLC 2/1/2026 4,000,000 4,430,382 1.52 9/30/2026 Quarterly Total Equity Long/Short - High Hedge 45,415,688 73,513,464 25.23 Equity Long/Short - Opportunistic Axon Partners, LP 10/1/2007 4,231,468 1,413,695 0.49 (a) (a) Viking Global Equities LP 7/1/2023 12,006,158 15,654,588 5.37 6/30/2027 Annually Total Equity Long/Short - Opportunistic 16,237,626 17,068,283 5.86 The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 5

Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2026 Description First Acquisition Date Cost Fair Value Percent of Net Assets Next Available Redemption Date * Liquidity ** Portfolio Investments (continued) Investments in Investment Funds (continued) Event Driven Credit FourSixThree Domestic Fund, LLC 8/1/2023 $ 8,666,925 $ 12,193,570 4.18% 9/30/2026 Quarterly Olympus Peak Onshore LP 8/1/2020 373,291 425,756 0.15 9/30/2026 Quarterly Total Event Driven Credit 9,040,216 12,619,326 4.33 Fixed Income Arbitrage Elan Feeder Fund Ltd. 12/1/2023 5,898,886 6,858,988 2.36 8/31/2026 Monthly LMR Alpha Rates Trading Fund Ltd. 8/1/2022 7,909,870 10,352,109 3.55 9/30/2026 Quarterly Total Fixed Income Arbitrage 13,808,756 17,211,097 5.91 Macro Broad Reach (US) Fund LP 2/1/2020 5,214,027 13,087,962 4.49 9/30/2026 Quarterly Caxton Macro (USA) LLC 10/1/2025 10,850,000 9,860,659 3.39 9/30/2026 Quarterly D.E. Shaw Oculus Fund, L.L.C. 11/1/2006 4,174,287 39,624,840 13.60 9/30/2026 Quarterly Total Macro 20,238,314 62,573,461 21.48 Multi-Strategy Magnetar Capital Fund LP 1/1/2008 47,632 136,771 0.05 (a) (a) Total Multi-Strategy 47,632 136,771 0.05 Other Directional BCIM Credit Opportunities, LP (b) 10/1/2014 169,335 642,069 0.22 (a) (a) Burford Alternative Income Fund LP (b) 12/19/2018 155,835 2,613,425 0.90 (a) (a) Burford Alternative Income Fund II LP (b) 7/1/2022 95,697 871,009 0.30 (a) (a) Total Other Directional 420,867 4,126,503 1.42 The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 6

Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2026 Description First Acquisition Date Cost Fair Value Percent of Net Assets Next Available Redemption Date * Liquidity ** Portfolio Investments (continued) Investments in Investment Funds (continued) Relative Value Credit Arini Diversified Alpha US Fund LP 11/1/2025 $ 13,400,000 $ 13,597,014 4.67% 9/30/2026 Quarterly Total Relative Value Credit 13,400,000 13,597,014 4.67 Statistical Arbitrage Aquatic Argo Fund LP 11/1/2023 7,436,979 7,263,924 2.49 9/30/2026 Quarterly D.E. Shaw Valence Fund, L.L.C. 1/1/2015 8,162,177 53,017,847 18.20 9/30/2026 Quarterly Squarepoint Focus US Feeder LP 9/1/2019 11,265,331 23,005,355 7.90 10/31/2026 Monthly Torus Feeder 2 LP 5/1/2022 11,121,171 24,505,715 8.41 9/30/2026 Monthly Two Sigma Spectrum U.S. Fund, LP 5/1/2011 4,462,538 14,015,580 4.81 9/30/2026 Quarterly Voleon Institutional Strategies Fund LP 2/1/2026 11,300,000 10,803,924 3.71 7/31/2026 Monthly Total Statistical Arbitrage 53,748,196 132,612,345 45.52 Total Investments in Investment Funds $ 203,635,468 $ 381,839,323 131.08 % Short-Term Investment State Street Institutional U.S. Government Money Market Fund - Premier Class - 1.80% (c) $ 3,690,317 $ 3,690,317 1.27 % Total Short-Term Investment $ 3,690,317 $ 3,690,317 1.27 % Total Portfolio Investments $ 207,325,785 $ 385,529,640 132.35 % Liabilities in excess of Other Assets (94,225,317) (32.35) Total Net Assets $ 291,304,323 100.00 % The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 7

Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2026 Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing. * Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2026 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees. ** Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. (a) A portion or all of the Fund’s interests in the Investment Fund currently have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments. (b) The Investment Fund contains capital commitments. The general partner of the Investment Fund may call or distribute capital on a periodic basis. (c) Rate shown is 7-day effective yield. The following table summarizes the initial commitment and unfunded amounts of the Investment Funds as of June 30, 2026, aggregated by investment strategy: Commitments Unfunded Investment Funds Other Directional BCIM Credit Opportunities, LP $ 14,400,000 $ 11,847,410 Burford Alternative Income Fund LP $ 9,900,000 $ 4,260,807 Burford Alternative Income Fund II LP $ 7,000,000 $ 6,568,309 This represents a contingent liability, an amount the Investment Fund may call capital for in the future. The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 8

Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2026 Strategy Allocation Percent of Net Assets Investments in Investment Funds Statistical Arbitrage 45.52 % Equity Long/Short - High Hedge 25.23 Macro 21.48 Commodity Trading Advisors - Managed Futures 10.21 Distressed 6.40 Fixed Income Arbitrage 5.91 Equity Long/Short - Opportunistic 5.86 Relative Value Credit 4.67 Event Driven Credit 4.33 Other Directional 1.42 Multi-Strategy 0.05 Short-Term Investments 1.27 Total Portfolio Investments 132.35 % The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 9

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) June 30, 2026 1. Organization Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt, and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options, and futures. Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder”. The Special Shareholder shall make such contributions to the capital of the Fund from time to time and has appointed a partnership representative for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law. The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2026, Alternative Investment Partners Absolute Return Fund STS , an indirect feeder fund to the Fund, represented 59.13% of the Fund’s net assets. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). As of May 2025, the number of Shares available for sale is 72,374. The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are 10

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 1. Organization (continued) affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA. Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA. The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2026, the Holdback Amount was $161,970, which included any Holdback Amount for repurchases as of June 30, 2026 and was included in payable for share repurchases in the Statement of Assets and Liabilities. 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars. 11

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) Portfolio Valuation The net asset value of the Fund is determined as of the close of business on the last business day at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. As of June 30, 2026, 99.04% of the Fund’s portfolio was comprised of investments in Investment Funds and 0.96% was invested in Short-Term Investments. Pursuant to Rule 2a-5 of the Act, the Board had designated the Adviser as its valuation designee. The valuation designee had responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Some of the Investment Funds may hold a portion of their assets in “side pockets”, which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2026, $1,550,466 of the Fund’s capital was invested in side pockets maintained by the Investment Funds. The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures. 12

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) Portfolio Valuation (continued) Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available. Short-Term Investments Short-term investments are invested in a money market fund. Investments in money market funds are valued at fair value using the net asset value as the price. Cash The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations. Income Recognition and Expenses The Fund recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification. 13

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 2. Significant Accounting Policies (continued) Income and Withholding Taxes No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes. The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 21% (37% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. Internal Revenue Service on behalf of the non-U.S. investors. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a repurchase of Shares from the Fund for any non-U.S. Shareholders who incur the withholding. For the period from January 1, 2026 to June 30, 2026, the Fund recorded an estimated tax withholding amount of $616,607 which is included in repurchases in the Statements of Changes in Net Assets. The Special Shareholder made no contributions to the capital of the Fund for U.S. Federal income tax purposes during this period. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2026. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended June 30, 2026, remains subject to examination by certain relevant taxing authorities. Segment Reporting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is described at the beginning of the Notes to Financial Statements. The Fund’s President serves as the Chief Operating Decision Maker (“CODM”) and is responsible for assessing the performance of the Fund’s single segment and allocating its resources. In performing these responsibilities, the CODM reviews the information presented in the Fund’s financial statements. 3. Financial Instruments with Off-Balance Sheet Risk In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund. 14

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 4. Fair Value of Financial Instruments The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below: • Level 1 – quoted prices in active markets for identical investments • Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments. As of June 30, 2026, all of the investments in Investment Funds are fair valued using the NAV as the practical expedient and are, therefore, excluded from the fair value hierarchy. Short-term investments in money market funds are valued at fair value using the net asset value as the price and are categorized as Level 1 securities. 15

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 5. Investments in Investment Funds The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2026, aggregated by investment strategy: Fair Value Redemption Frequency (if applicable) Redemption Notice Period (if applicable) Investment Funds Commodity Trading Advisors - Managed Futures (a) $ 29,746,910 Monthly 65 days Distressed (b) 18,634,149 Quarterly 45 days Equity Long/Short - High Hedge (c) 73,513,464 Monthly to Quarterly 5-90 days Equity Long/Short - Opportunistic (d) 17,068,283 Annually 45 days Event Driven Credit (e) 12,619,326 Quarterly 90 days Fixed Income Arbitrage (f) 17,211,097 Monthly to Quarterly 45-90 days Macro (g) 62,573,461 Quarterly 45-90 days Multi-Strategy (h) 136,771 Not Applicable Not Applicable Other Directional (i) 4,126,503 Not Applicable Not Applicable Relative Value Credit (j) 13,597,014 Quarterly 90 days Statistical Arbitrage (k) 132,612,345 Monthly to Quarterly 30-90 days Total Investment Funds $ 381,839,323 (a) Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes,derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures. (b) Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 1.99% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (c) Investment Funds in this strategy aim to generate returns that are independent of directional movements of the equity markets by balancing long equity positions to a large extent with short equity positions and derivatives, and often deploy leverage. (d) Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.49% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (e) Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, and recapitalizations. (f) The Investment Funds in this strategy seek to profit by exploiting pricing differences between related fixed income securities and their derivatives, neutralizing exposure to market risk by combining long and short positions. (g) Investment Funds in this strategy invest by making leveraged directional bets on anticipated price movements of stock markets, interest rates, foreign exchange, and physical commodities. (h) Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles. Investment Fund tranches representing 0.05% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (i) Investment Funds in this strategy invest in a broad group of directional strategies, often with little hedging. Investment Fund tranches representing 1.42% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. 16

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 5. Investments in Investment Funds (continued) (j) Investment Funds in this strategy invest in, and may sell short, fixed income securities focused on corporate debt, emerging markets sovereign debt, and structured credit products. (k) Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean. As of June 30, 2026, 3.95% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2026. For the period from January 1, 2026 to June 30, 2026, aggregate purchases and proceeds from sales of investments in Investment Funds were $19,773,700 and $4,417,741 respectively. The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the period from January 1, 2026 to June 30, 2026 will be made once the Fund has received all Schedules K-1 from the Investment Funds. 6. Investment Receivables and Investments in Investment Funds made in Advance As of June 30, 2026, $1,904,880 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end management fee reserves, or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date. Investments in investment funds made in advance represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective January 1, 2027, pursuant to each Investment Fund’s operating agreements. As of June 30, 2026, the Fund has made $800,000 investments in investment funds made in advance. 7. Management Fee, Related Party Transactions and Other The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds. In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period ended June 30, 2026, the Fund incurred management fees of $1,459,289, all of which was payable to the Adviser at June 30, 2026. 17

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 7. Management Fee, Related Party Transactions and Other (continued) The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by a RIA, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of any such RIA or any of the Adviser and its affiliates may not be charged a sales load. The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2026 to June 30, 2026, the Fund incurred shareholder servicing fees of $1,089,782, all of which was payable at June 30, 2026. State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (ii) investment purchases and sales activity related to the Fund. The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund. The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value 18

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 7. Management Fee, Related Party Transactions and Other (continued) of the Fund. At June 30, 2026, the Fund’s proportionate share of assets attributable to the DC Plan was $16,336, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities. UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf. 8. Borrowings Effective October 22, 2018, the Fund entered into a committed credit agreement with a Bank for a revolving line of credit (the “Facility”). Prior to March 13, 2026, the Fund paid a minimum utilization fee when the borrowings were less than 70% of the total Commitment Amount. The interest rate on the Facility was the Daily Simple SOFR rate plus contractual spread of 1.40%. Under the terms of the Facility, borrowings were repayable no later than September 26, 2026, the termination date of the Facility. Effective March 13, 2026, the credit agreement was amended and extended. The maximum availability under the Facility is $100,000,000 (“Commitment Amount”). The Fund is subject to a minimum utilization fee if borrowings under the facility are less than 60% of the total Commitment Amount. The interest rate on the Facility is the Daily Simple SOFR rate plus contractual spread of 1.40%. Under the terms of the Facility, borrowings are repayable no later than March 12, 2027, the termination date of the Facility. At June 30, 2026, there was $86,671,267 outstanding against the Facility. For the year ended June 30, 2026, the Fund incurred interest expense of $2,177,456 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings: # of Days Outstanding Average Daily Balance Annualized Weighted Average Rate 181 $85,443,090 5.11% 9. Market Risk The value of an investment in each Fund is based on the values of each Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in each Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural 19

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 9. Market Risk (continued) disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of each Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of each Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate pre-existing risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. 10. Contractual Obligations The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. 20

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 11. Financial Highlights The following represents per Share data, ratios to average net assets, and other financial highlights information for Shareholders. The calculations below are not annualized for the periods less than one year. For the Period from January 1, 2026 to June 30, 2026 For the Year Ended December 31, 2025 For the Year Ended December 31, 2024 For the Year Ended December 31, 2023 For the Year Ended December 31, 2022 For the Year Ended December 31, 2021 For a Share outstanding throughout the period: Net asset value, beginning of period $ 2,865.45 $ 2,567.38 $ 2,283.30 $ 2,143.29 $ 2,022.78 $ 1,912.34 Net investment income (loss) (a) (51.86) (88.25) (80.86) (72.43) (57.30) (45.28) Net realized and unrealized gain (loss) from investments 241.14 386.32 364.94 212.44 177.81 155.72 Net increase (decrease) resulting from operations 189.28 298.07 284.08 140.01 120.51 110.44 Net asset value, end of period $ 3,054.73 $ 2,865.45 $ 2,567.38 $ 2,283.30 $ 2,143.29 $ 2,022.78 Total return (b) 6.61% 11.61% 12.44% 6.53% 5.96% 5.78% Ratio of total expenses (c) 1.78% 3.33% 3.39% 3.37% 2.79% 2.33% Ratio of net investment income (loss) (d) (1.75%) (3.24%) (3.32%) (3.29%) (2.77%) (2.32%) Portfolio turnover 1% 11% 9% 19% 25% 11% Senior security, end of period (000s) $ 86,671 $ 84,771 $ 63,771 $ 55,521 $ 66,721 $ 68,896 Asset coverage per $1,000 of senior security principal amount (e) $ 4,361 $ 4,350 $ 5,549 $ 6,255 $ 5,409 $ 5,268 Net assets, end of period (000s) $ 291,304 $ 283,949 $ 290,079 $ 291,744 $ 294,172 $ 294,068 (a) Calculated based on the average shares outstanding methodology. (b) Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period , and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund. (c) Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds. (d) Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds. (e) Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, then the result divided by the aggregate amount of the Fund’s senior securities representing indebtedness, and multiplying the result by 1,000. The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable. 21

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 12. Subsequent Events Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date that the financial statements were available to be issued. 22

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) 23 Nature, Extent and Quality of Services The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement”.) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement. Performance, Fees and Expenses of the Fund The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as prepared by Strategic Insight. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its benchmark for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Strategic Insight. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s advisory fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s advisory fee was lower than its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance and advisory fee were competitive; and (ii) the total expense ratio was acceptable.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 24 Economies of Scale The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time. Profitability of the Adviser and Affiliates The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement. Other Benefits of the Relationship The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement. Resources of the Adviser and Historical Relationship Between the Fund and the Adviser The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 25 Other Factors and Current Trends The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business. General Conclusion After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement

Alternative Investment Partners Absolute Return Fund Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent 6 months period ended June 30, is available without charge, upon request,by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. and Morgan Stanley’s public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675. 26

Alternative Investment Partners Absolute Return Fund 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed Frances L. Cashman Kathleen A. Dennis Nancy C. Everett Richard G. Gould Eddie A. Grier Jakki L. Haussler Dr. Manuel H. Johnson Michael F. Klein, Chairperson of the Boards Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer James F. Kirchner, Treasurer and Principal Financial Officer Deidre E Walsh, Secretary and Chief Legal Officer Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Morgan, Lewis & Bockius LLP One State Street Hartford, CT 06103 27

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to the Registrant.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Not applicable to a semi-annual report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to the Registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)

(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 2, 2026

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 2, 2026

By:	/s/Jim Kirchner
Name: Jim Kirchner
Title: Principal Financial Officer
Date: September 2, 2026